Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Columbia Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class A
Trading Symbol	CBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller
weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.61	9.02	9.28
Class A (including sales charges)	4.25	7.74	8.64
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares .
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 10,087,661,561
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 54,423,598
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class C
Trading Symbol	CBLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 174	1.66%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.79	8.21	8.47
Class C (including sales charges)	8.79	8.21	8.47
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 10,087,661,561
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 54,423,598
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional Class
Trading Symbol	CBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.87	9.29	9.56
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 10,087,661,561
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 54,423,598
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional 2 Class
Trading Symbol	CLREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.92	9.33	9.61
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 10,087,661,561
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 54,423,598
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Institutional 3 Class
Trading Symbol	CBDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.97	9.39	9.66
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 10,087,661,561
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 54,423,598
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class R
Trading Symbol	CBLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	10.34	8.75	9.01
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 10,087,661,561
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 54,423,598
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Balanced Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Balanced Fund
Class Name	Class S
Trading Symbol	CBABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of October 2, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 64 (a)	0.67% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 64	[1]
Expense Ratio, Percent	0.67%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Selections in the financials, consumer discretionary, and industrials sectors boosted the Fund’s equity results most during the annual period. Larger allocations to the communication services sector, smaller allocations to the consumer staples sector, and smaller allocations to the real estate sector buoyed equity results. Sector allocation was the biggest driver of positive fixed-income performance with non-agency residential mortgage-backed securities (RMBS) contributing the most. Positioning in asset-backed securities (ABS) was additive, highlighted by holdings of collateralized loan obligations, fixed auto, and other fixed ABS. Exposure to high yield was additive as lower quality outperformed. Duration and yield-curve positioning also contributed to relative fixed-income performance.
Stock selection
| Positions in Tapestry, the parent company of fashion brands Coach New York, Kate Spade, and Stuart Weitzman; eBay, an ecommerce company operating an online auction platform; and videogame producer Take-Two Interactive, were among the top contributors to the Fund’s equity performance. Security selection also contributed to fixed-income performance with Agency CMOs, investment-grade corporates, specifically industrials, ABS and commercial mortgage-backed securities contributing the most.
Top Performance Detractors
Allocations

I

Selections in the information technology, consumer staples and health care sectors hurt the Fund’s equity results during the annual period. A larger weighting to the health care sector and smaller weightings to the consumer discretionary sector detracted from equity performance. Security selection within investment-grade corporates contributed to positive fixed-income performance, however, an underweight exposure to the sector compared to the benchmark detracted from relative performance.
Stock selection
| Fund positions in Elevance Health, a for-profit health insurance provider; Newmont, a gold mining company; and chipmaker ON Semiconductor, were among the top detractors to the Fund’s equity performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	10.88	9.29	9.56
Blended Benchmark - 60% S&P 500 ® Index, 40% Bloomberg U.S. Aggregate Bond Index	10.79	8.55	9.57
S&P 500 ® Index	15.88	14.74	14.60
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 10,087,661,561
Holdings Count | Holding	1,007
Advisory Fees Paid, Amount	$ 54,423,598
Investment Company, Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 10,087,661,561
Total number of portfolio holdings	1,007
Management services fees (represents 0.56% of Fund average net assets)	$ 54,423,598
Portfolio turnover for the reporting period	160%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	47%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.2%
Microsoft Corp.	5.0%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc., Class A	2.1%
iShares Core MSCI EAFE ETF	1.8%
Alphabet, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc., Class C	1.5%
Broadcom, Inc.	1.4%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.